TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
The Fund's Investment Goal
The Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least

$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 14 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement

of Additional Information on page 89.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	2.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND		Class A	Class C		Class Y	Institutional
Management Fees		0.25%	0.25%		0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	[1]	none	none
Other Expenses	[2]	0.38%	0.35%		0.41%	0.29%
Acquired Fund Fees and Expenses		0.03%	0.03%		0.03%	0.03%
Total Annual Fund Operating Expenses		0.91%	1.38%		0.69%	0.57%
Fee Waivers and/or Expense Reimbursement	[3]	(0.19%)	(0.16%)		(0.22%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		0.72%	1.22%		0.47%	0.42%
[1]	Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services. The Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19%, 0.44% and 0.39% for Class A, Class C, Class Y and Institutional shares, respectively. This expense limitation will remain in effect for at least two years from the commencement of operations of Class A, Class C, Class Y and Institutional shares but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waivers).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	272	224	48	43
Expense Example, With Redemption, 3 Years	446	405	174	151
Expense Example, With Redemption, 5 Years	656	725	337	286
Expense Example, With Redemption, 10 Years	1,260	1,633	811	680

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND Class C	124	405	725	1,633

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.

Treasury securities, U.S. government agency securities, securities of U.S.

government-sponsored enterprises, corporate bonds, mortgage-backed securities,

commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. "high yield") debt securities. Investment grade debt securities are those having a rating of

BBB-/Baa3 or higher from a major rating agency or, if a rating is not available,

deemed to be of comparable quality by the sub-advisor, Fort Washington

Investment Advisors, Inc. ("Fort Washington").

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration,

Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk

(issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Lower rated securities are often more volatile, and therefore riskier, than higher rated securities. When markets are volatile,

the Fund may not be able to buy or sell securities at favorable prices and the

Fund may lose money.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Federal National

Mortgage Association ("Fannie Mae") and Government National Mortgage Association

("Ginnie Mae") are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.

Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.

Prepayment risk may make it difficult to calculate the average maturity of the

Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Under all repurchase agreements entered into by the Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.  Repurchase agreements are considered loans by the Fund.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S.

Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index. The bar

chart does not reflect any sales charges, which would reduce your return.  The

Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Ultra Short Duration Fixed Income Fund -- Class Z Total Return as of December 31

Best Quarter: 1st Quarter 2001 +2.02%   Worst Quarter: 3rd Quarter 2008 -0.24%

The year-to-date return for the Fund's Class Z shares as of September 30, 2011 is 0.95%.

For information on the prior history of the Fund, please see the section titled

"The Trust" in the Fund's Statement of Additional Information ("SAI").

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,

401(k) or other tax-deferred account.

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class Z Return Before Taxes	1.75%	3.11%	3.00%
Class A After Taxes on Distributions	Class Z Return After Taxes on Distributions	0.99%	1.71%	1.75%
Class A After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	1.14%	1.84%	1.82%
BoA Merrill Lynch Three-Month U.S. Treasury Bill Index	BoA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.13%	2.43%	2.38%
BoA Merrill Lynch 1-Year Treasury Note Index	BoA Merrill Lynch 1-Year Treasury Note Index (reflects no deductions for fees, expenses or taxes)	0.83%	3.31%	3.16%

[1]	Performance for Class A, Class C, Class Y and Institutional shares is not shown because the share classes do not have a full calendar year of operations. Returns are presented for Class Z shares, which are not offered in this prospectus. Class A, Class C, Class Y and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Class Z shares are subject to shareholder service fees. Class A and Class C shares are subject to sales charges and distribution fees. Class Y and Institutional shares are not subject to sales charges and distribution fees.